Derivative financial instruments - Disclosure of hedged items in cash flow hedges and hedges of net investments in foreign operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Balance in currency translation reserve for continuing hedges	£ 3,783	£ 4,992	£ 2,581
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(2,474)	7,547
Balance in cash flow hedging reserve for continuing hedges	(208)	4,754
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	4,051	2,916
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging (gains) or losses recognised in other comprehensive income	(2,474)	7,283
Hedge ineffectiveness recognised in the income statement	160	(162)
Cash flow hedges | Cash and balances at central banks | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(1,004)	4,204
Balance in cash flow hedging reserve for continuing hedges	(151)	2,413
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	2,121	1,938
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging (gains) or losses recognised in other comprehensive income	(1,004)	4,204
Hedge ineffectiveness recognised in the income statement	132	(110)
Hedge of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(686)	1,130
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	1,510	2,074
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	96	88
Hedging (gains) or losses recognised in other comprehensive income	(686)	1,130
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | USD foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(522)	922
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	1,374	1,767
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging (gains) or losses recognised in other comprehensive income	(522)	922
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | EUR foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(49)	170
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	83	127
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging (gains) or losses recognised in other comprehensive income	(49)	170
Hedge ineffectiveness recognised in the income statement	0	0
Hedge of net investment in foreign operations | Other foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(115)	38
Balance in cash flow hedging reserve for continuing hedges	0	0
Balance in currency translation reserve for continuing hedges	53	180
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	96	88
Hedging (gains) or losses recognised in other comprehensive income	(115)	38
Hedge ineffectiveness recognised in the income statement	0	0
Financial assets at amortised cost | Cash flow hedges | Loans and advances at amortised cost | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(694)	2,978
Balance in cash flow hedging reserve for continuing hedges	94	2,212
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	1,909	962
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging (gains) or losses recognised in other comprehensive income	(694)	2,978
Hedge ineffectiveness recognised in the income statement	23	(87)
Financial assets at amortised cost | Cash flow hedges | Loans and advances at amortised cost | Foreign exchange risk
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(463)	3
Balance in cash flow hedging reserve for continuing hedges	30	(13)
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	0	0
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging (gains) or losses recognised in other comprehensive income	(463)	3
Hedge ineffectiveness recognised in the income statement	5	2
Financial assets at amortised cost | Cash flow hedges | Debt securities at amortised cost | Inflation risk
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine ineffectiveness	(313)	362
Balance in cash flow hedging reserve for continuing hedges	(181)	142
Balance in currency translation reserve for continuing hedges	0	0
Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	21	16
Balances remaining in currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging (gains) or losses recognised in other comprehensive income	(313)	98
Hedge ineffectiveness recognised in the income statement	£ 0	£ 33